Leases (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure of Leases [Abstract]
Schedule of Leases Right-of-use Assets
The following table outlines the carrying amounts of right-of-use assets:

	June 30, 2026	December 31, 2025
Land and improvements	$59	$60
Buildings, leasehold improvements and equipment	519	509
Total	$578	$569
The following table summarizes the depreciation of right-of-use assets:

	Three Months Ended June 30		Six Months Ended June 30
	2026	2025	2026	2025
Land and improvements	$1	$1	$2	$2
Buildings, leasehold improvements and equipment	13	11	28	23
Total	$14	$12	$30	$25